Basis of Preparation	6 Months Ended
Jun. 30, 2026
Disclosure of Basis of Preparation [Abstract]
Basis of Preparation
2.
BASIS OF PREPARATION AND CHANGES TO THE COMPANY’S ACCOUNTING POLICIES
(A)
Going concern

The Company’s accounts are prepared on a going concern basis. The Board of Directors believes that based on the Company’s current cash, cash equivalents and investments, the Company has the ability to meet its financial obligations for at least the next 12 months.

The Company is a late clinical-stage company and is exposed to all the risks inherent to establishing a business, including the substantial uncertainty as to whether current projects will succeed. The Company’s success may depend in part upon its ability to (i) establish and maintain a strong patent position and protection; (ii) enter into collaborations with partners in the biotech and pharmaceutical industry; (iii) successfully move its product candidates through preclinical and clinical development; (iv) successfully obtain regulatory approval and commercialize its products; and (v) attract and retain key personnel. The Company’s success is subject to its ability to raise capital to support its current and future operations. To date, the Company has financed its cash requirements primarily through the sale of equity shares. The Company will continue to evaluate additional funding through public or private financings, debt financing or collaboration agreements. The Company cannot be certain that additional funding will be available on acceptable terms, or at all. If the Company is unable to raise additional capital when required or on acceptable terms, it may have to (i) significantly delay, scale back or discontinue the development of one or more of its product candidates; (ii) seek collaborators for product candidates at an earlier stage than otherwise would be desirable and on terms that are less favorable than might otherwise be available; or (iii) relinquish or otherwise dispose of rights to product candidates that the Company would otherwise seek to develop itself, on unfavorable terms.

(B)
Material accounting policies

Due to their short-term nature, the carrying value of cash and cash equivalents, short-term financial assets, other current assets excluding prepaid expenses, accrued income, lease liabilities, trade payables, accrued expenses and other payables approximates their fair value. There have been no material changes to the accounting policies that were applied by the Company in its audited consolidated financial statements as of and for the year ended December 31, 2025, included in Form 20-F filed with the U.S. Securities and Exchange Commission (“SEC”) on March 4, 2026 and available at www.sec.gov.

(C)
Statement of compliance

These unaudited condensed consolidated interim financial statements as of June 30, 2026 and for the three and six months ended June 30, 2026 and 2025, have been prepared in accordance with International Accounting Standard (“IAS”) 34 - Interim Financial Reporting. They do not include all of the information required for a complete set of financial statements prepared in accordance with IFRS Accounting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). In the opinion of the Company, the accompanying unaudited condensed consolidated interim financial statements present a fair statement of its financial information for the interim periods reported.

(D)
Functional currency

The unaudited condensed consolidated interim financial statements of the Group are expressed in Swiss Francs (“CHF”), which is the Company’s functional and the Group’s presentation currency. The functional currency of the Company’s subsidiaries is the local currency except for Oculis ehf, the Company’s Icelandic subsidiary, whose functional currency is CHF. Included in the Company’s finance result are foreign currency exchange gains of CHF 1.2 million and CHF 1.8 million for the three and six months ended June 30, 2026, respectively, arising from favorable fluctuations of the U.S. dollar against the Swiss Franc, impacting the valuation of the Company’s cash and short-term financial assets balances.

Assets and liabilities of foreign operations are translated into CHF at the rate of exchange prevailing at the reporting date and their statements of profit or loss are translated at average monthly exchange rates. The exchange differences arising on translation for consolidation are recognized in other comprehensive income.